CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 707,995	$ 520,309
Available for sale investments	1,729	49,628
Accounts receivable, net of allowance for credit losses	510,636	527,708
Unbilled revenue	440,379	422,769
Other receivables	32,583	39,290
Prepayments and other current assets	42,950	41,517
Income taxes receivable	34,784	23,759
Total current assets	1,771,056	1,624,980
Other Assets:
Property, plant and equipment, net	160,075	165,087
Goodwill	914,413	883,170
Operating right-of-use assets	85,653	104,977
Other non-current assets	17,920	17,439
Non-current income taxes receivable	14,825	17,230
Non-current deferred tax asset	14,181	16,682
Equity method investments	4,817	0
Investments in equity-long term	12,990	10,053
Intangible assets	69,368	67,894
Total Assets	3,065,298	2,907,512
Current Liabilities:
Accounts payable	28,702	24,050
Unearned revenue	450,906	366,988
Other liabilities	402,018	378,543
Income taxes payable	11,506	12,031
Current bank credit lines and loan facilities	349,923	349,640
Total current liabilities	1,243,055	1,131,252
Other Liabilities:
Non-current operating lease liabilities	62,494	76,593
Non-current other liabilities	21,149	17,512
Non-current government grants	812	813
Non-current income taxes payable	13,849	14,301
Non-current deferred tax liability	12,823	9,476
Commitments and contingencies	0	0
Total Liabilities	1,354,182	1,249,947
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 52,508,751 shares issued and outstanding at March 31, 2020 and 53,622,206 shares issued and outstanding at December 31, 2019	4,579	4,635
Additional paid-in capital	610,240	577,961
Other undenominated capital	1,134	1,052
Accumulated other comprehensive income	(66,498)	(75,819)
Retained earnings	1,161,661	1,110,226
Total Shareholders' Equity	1,711,116	1,618,055
Redeemable noncontrolling interest	0	39,510
Total Shareholders' Equity and Redeemable Noncontrolling Interest	1,711,116	1,657,565
Total Liabilities and Shareholders' Equity and Redeemable Noncontrolling Interest	$ 3,065,298	$ 2,907,512